CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities
Net income/(loss)	¥ (289,001)	$ (41,901)	¥ 136,952	¥ 229,706
Adjustment to reconcile net income to net cash provided by operating activities:
Non-cash lease expenses	40,571	5,882	41,536	48,191
Depreciation and amortization	58,618	8,498	51,884	27,129
Provision for excess and obsolete inventories	39,551	5,734	51,336	64,223
Share-based compensation	49,107	7,120	83,122	65,154
Share of results of equity method investment	(17,657)	(2,560)	(41,028)	4,749
Gain/(Loss) on disposal of property, plant and equipment and others	(1,909)	(277)	(304)	7,406
Gain from fair value change of long-term investments	(51,817)	(7,513)		(12,325)
Impairment loss from a long-term investment	13,858	2,009
Deferred income taxes	(65,220)	(9,456)	(18,694)	(10,442)
Gain from deconsolidation of a subsidiary				(56,522)
Allowance for doubtful accounts	652	95	814
Impairment loss from short-term investments			320
Realized gain from investments	(597)	(87)	(13,507)
Changes in operating assets and liabilities
Accounts receivable	(145,671)	(21,120)	(239,860)	(131,215)
Inventories	187,852	27,236	(83,126)	(410,691)
Prepaid expenses and other current assets	210,814	30,565	(158,829)	(79,957)
Amounts due from related parties	166,158	24,091	544,599	583,457
Other non-current assets	(30,795)	(4,465)	8,572	(33,049)
Amount due to related parties	(9,145)	(1,326)	38,938	(3,584)
Accounts payable	(910,679)	(132,036)	(673,224)	(9,761)
Notes payable	42,378	6,144	103,795	(2,184)
Advance from customers	(2,097)	(304)	(38,272)	(2,189)
Income tax payable	119	17	(25,111)	(40,148)
Accrued expenses and other current liabilities	(60,282)	(8,740)	7,767	(149,385)
Other non-current liability	(12,451)	(1,805)	(10,115)	68,739
Net Cash provided by/(used in) Operating Activities	(787,643)	(114,199)	(232,435)	157,302
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(8,138)	(1,180)	(46,055)	(83,554)
Disposal of property, plant and equipment			2,520
Purchase of intangible assets	(1,782)	(258)	(7,027)	(1,220)
Purchase of term deposits			(5,000)	(212,065)
Proceeds from maturity of term deposits	5,000	725	5,000	207,065
Loans provided to third parties				(480)
Loans provided to related parties	(15,491)	(2,246)
Purchase of short-term investments	(16,339)	(2,369)
Disposal of short-term investments	3,981	577
Purchase of long-term investments	(12,733)	(1,846)	(1,072,783)	(82,221)
Disposal of long-term investments	2,841	412	20,000
Dividend received from an equity method investment	403	58	113
Acquisition of businesses and assets, net of cash acquired of RMB7,497				(26,713)
Deconsolidation of a subsidiary			20,000	(7,701)
Capital contribution from non-controlling interest			13,943
Other investing activities				9
Net Cash Used in Investing Activities	(42,258)	(6,127)	(1,069,289)	(206,880)
Cash Flows from Financing Activities
Exercise of share options			5,465
Bank borrowings received	838,859	121,623	1,473,567	1,207,793
Repayment of bank borrowings	(727,500)	(105,478)	(953,387)	(643,122)
Repurchase of ordinary shares	(53,216)	(7,716)	(13,763)
Proceeds from letter of credit factoring	310,265	44,984
Reverse factoring	(39,195)	(5,683)	39,195
Dividend distribution	(40,015)	(5,802)
Net Cash Provided by Financing Activities	289,198	41,928	551,077	564,671
Net increase in cash and cash equivalents and restricted cash	(540,703)	(78,398)	(750,647)	515,093
Effect of exchange rate changes	4,504	656	(15,564)	(43,334)
Cash and cash equivalents and restricted cash at beginning of the year	1,509,539	218,863	2,275,750	1,803,991
Cash and cash equivalents and restricted cash at end of the year	973,340	141,121	1,509,539	2,275,750
Supplemental disclosure of cash flow information
Income tax paid	3,443	499	74,377	82,406
Interest paid	55,847	8,097	47,132	14,858
Non-cash investing and financing activity
Payable for Intangible asset			1,031	1,641
Receivable from the disposal of a subsidiary	2,500	362	2,500	22,500
Conversion from convertible bond to equity interest investment	10,148	1,471		8,393
Disposal of previous equity interest in exchange for acquisition				87,716
Forgiveness of loan related to acquisition				13,711
Payable for property, plant and equipment			306	¥ 173
Payable for repurchasing of ordinary shares	¥ 129	$ 19	¥ 8,044